Supplemental information on oil and gas producing activities (unaudited) - Discounted net cash flows (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental information on oil and gas producing activities (unaudited)
Net change in sales and transfer prices and in production cost (lifting) related to future production	$ 158,798,134	$ 110,224,660	$ (44,482,725)
Changes in estimated future development costs	(52,166,780)	(22,011,659)	(5,401,560)
Sales and transfer of oil and gas produced net of production costs	(68,867,970)	(50,694,613)	(24,413,621)
Net change due to extensions, discoveries, and improved recovery	9,993,781	6,741,068	3,134,469
Net change due to purchase and sales of minerals in place	1,767,856	(13,419)	570,460
Net change due to revisions in quantity estimates	10,807,453	32,923,680	(3,414,649)
Previously estimated development costs incurred during the period	69,458,458	32,941,335	7,943,239
Accretion of discount	15,360,418	10,468,951	10,468,951
Timing and other	(11,990,359)	(16,636,925)	567,027
Net change in income taxes	(84,908,732)	(36,016,420)	16,073,288
Aggregate change in the standardized measure of discounted future net cash flows for the year	$ 48,252,259	$ 67,926,658	$ (38,955,121)